Corporate general and administrative expenses	12 Months Ended
Dec. 31, 2019
Corporate general and administrative expenses [abstract]
Corporate general and administrative expenses

21. Corporate general and administrative expenses

Corporate general and administrative expenses are costs incurred at corporate and other segments that do not directly relate to production. The following are components of corporate general and administrative expenses:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Salaries and employee benefits	$2,847	$2,160
Directors’ fees	379	326
Share-based payments	3,671	1,990
Professional fees	809	700
Office and general	2,005	1,544

	$9,711	$6,720